NOTES PAYABLE	12 Months Ended
Dec. 31, 2017
NOTES PAYABLE [Abstract]
NOTES PAYABLE
NOTE 12 – NOTES PAYABLE

Bank acceptance notes:

	December 31,
	2017	2016
Due December 19, 2018	$1,530,409	$-
Due October 13, 2018	1,530,409	-
Due August 22, 2018, guaranteed by Ossen Material Research and, Dr. Tang	2,448,655	-
Due August 22, 2018, guaranteed by Ossen Material Research and, Dr. Tang	2,448,655	-
Due August 14, 2018	765,205	-
Due June 27, 2018	1,530,409	-
Due December 27, 2017, subsequently repaid on due date	-	720,773
Due August 21,2017, subsequently repaid on due date	-	1,441,545
Due June 22, 2017, subsequently repaid on due date	-	720,773
Due June 22, 2017, subsequently repaid on due date	-	648,695
Due April 19, 2017, subsequently repaid on due date	-	720,773
Due March 11,2017, subsequently repaid on due date	-	720,773
Due January 25, 2017, subsequently repaid on due date	-	1,441,545
Due January 25, 2017, subsequently repaid on due date	-	1,441,545
Due January 25, 2017, subsequently repaid on due date	-	1,441,545
Due January 25, 2017, subsequently repaid on due date		288,309
Total	$10,253,742	$9,586,276

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $7,192,928 and $6,703,242 restricted cash, as of December 31, 2017 and 2016, respectively.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission, included in the financial expenses in the statement of operations, on each loan transaction,